Note 3 - Investment Securities Available For Sale (Details) - Sales of Available for Sale Securities (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Sales of Available for Sale Securities [Abstract]
Proceeds from sales	$ 8,383	$ 25,088	$ 32,985
Gross realized gains	306	186	704
Gross realized losses	$ (58)	$ (175)	$ (94)